Information by segment and main country - Information on income statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line items]
Sales	[1]	€ 17,780	€ 17,422	€ 16,806
Sales including intercompany		17,780	17,422	16,806
Depreciation and amortization	[2]	1,025	976	972
Adjusted EBITA	[3]	2,153	1,921	1,688
Personal Health [Member]
Disclosure of operating segments [Line items]
Sales		7,310	7,099	6,751
Sales including intercompany		7,333	7,119	6,764
Depreciation and amortization	[2]	371	385	375
Adjusted EBITA	[3]	1,221	1,108	966
Diagnosis & Treatment [Member]
Disclosure of operating segments [Line items]
Sales		6,891	6,686	6,484
Sales including intercompany		6,953	6,741	6,531
Depreciation and amortization	[2]	267	229	249
Adjusted EBITA	[3]	716	631	515
Connected Care & Health Informatics [Member]
Disclosure of operating segments [Line items]
Sales		3,163	3,158	3,022
Sales including intercompany		3,200	3,213	3,080
Depreciation and amortization	[2]	208	184	198
Adjusted EBITA	[3]	372	324	294
HealthTech Other [Member]
Disclosure of operating segments [Line items]
Sales		415	478	503
Sales including intercompany		559	635	670
Depreciation and amortization	[2]	177	177	156
Adjusted EBITA	[3]	(109)	(66)	8
Legacy Items [Member]
Disclosure of operating segments [Line items]
Sales		1	1	46
Sales including intercompany		6	6	84
Depreciation and amortization	[2]	2	2	(7)
Adjusted EBITA	[3]	(48)	(76)	(95)
Inter-segment eliminations [Member]
Disclosure of operating segments [Line items]
Sales including intercompany		€ (269)	€ (292)	€ (323)

[1]	The sales are reported based on country of destination.
[2]	Includes impairments.
[3]	For reconciliation Adjusted EBITA, refer to the table below.